Related Party Transactions - Private Placement Units (Details) - USD ($)			3 Months Ended	11 Months Ended	12 Months Ended
	May 29, 2018	May 18, 2018	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	May 31, 2018
Sponsor
Related Party Transactions
Aggregate purchase price (per share)						$ 0.004
P. Schoenfeld Asset Management LP | Contingent forward purchase agreement
Related Party Transactions
Number of forward Purchase share			2,500,000		2,500,000
Number of warrants purchased for each forward purchase shares			1		1
Maximum proceeds received on forward purchase shares			$ 25,000,000		$ 25,000,000
Private Placement Units
Related Party Transactions
Restriction period for Transfer, assign or selling of founder shares				1 year	1 year
Minimum share price of any 20 days within any 30 days				$ 12.00	$ 12.00
Number of specific trading days that share price must exceed threshold price within 30 days				20 days	20 days
Number of consecutive trading days with in which common stock price to exceed threshold price for any 20 days				30 days	30 days
Minimum for Commencing Transfer, assign or selling of shares				150 days	150 days
Private Placement Units | Common stock
Related Party Transactions
Number of shares of common stock included in each unit				1	1
Private Placement Units | Private warrant
Related Party Transactions
Number of redeemable warrants included in each unit				1	1
Private Placement Units | Private warrant | Common stock
Related Party Transactions
Number of shares of common stock included in each unit				1	1
Aggregate purchase price (per share)				$ 11.50	$ 11.50
Private Placement Units | Founder and Anchor Investor
Related Party Transactions
Units issued	90,000	800,000
Unit price (in dollars per unit)		$ 10.00		$ 10.00	$ 10.00
Issuance of stock			$ 8,900,000		$ 8,900,000
Over-allotment option
Related Party Transactions
Units issued	3,000,000		3,000,000		3,000,000
Unit price (in dollars per unit)	$ 10.00
Issuance of stock				$ 29,400,000
Over-allotment option | Founder and Anchor Investor
Related Party Transactions
Units issued				90,000	90,000
Private placement and over-allotment option | Founder and Anchor Investor
Related Party Transactions
Units issued				890,000	890,000